Share-based compensation (Details) - Schedule of number and weighted average exercise prices - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Number And Weighted Average Exercise Prices Abstract
Number of options, Outstanding	1,038,537	324,053
Weighted average exercise price, Outstanding (in Dollars per share)	$ 1.58	$ 3.01
Weighted average remaining term, Outstanding	7 years 3 days	7 years 7 months 6 days
Number of options, Expired during the year
Weighted average exercise price, Expired during the year (in Dollars per share)
Weighted average remaining term, Expired during the year
Number of options, Forfeited during the year	(51,290)
Weighted average exercise price, Forfeited during the year (in Dollars per share)
Weighted average remaining term, Forfeited during the year
Number of options, Exercised during the year
Weighted average exercise price, Exercised during the year (in Dollars per share)
Weighted average remaining term, Exercised during the year
Number of options, Granted during the year	342,263	714,484
Weighted average exercise price, Granted during the year (in Dollars per share)	$ 2.27	$ 0.87
Weighted average remaining term, Granted during the year
Number of options, Outstanding	1,329,510	1,038,537
Weighted average exercise price, Outstanding (in Dollars per share)	$ 1.65	$ 1.58
Weighted average remaining term, Outstanding	6 years 6 months 21 days	7 years 3 days
Number of options, Exercisable	288,446	37,576
Weighted average exercise price, Exercisable (in Dollars per share)
Weighted average remaining term, Exercisable